Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0002102713
Registrant Name	Kensington Capital Acquisition Corp. VI
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES